Shareholder Report, Average Annual Return (Details) 193294_Huber Mid Cap Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	3.04%	13.14%	6.49%
Bloomberg US 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Total Return Index
Average Annual Return, Percent	11.14%	11.74%	10.29%
Bloomberg US 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Value Total Return
Average Annual Return, Percent	6.68%	15.17%	9.25%